SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS LifeCompass Retirement Fund DWS LifeCompass 2015 Fund DWS LifeCompass 2020 Fund DWS LifeCompass 2030 Fund DWS LifeCompass 2040 Fund

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the summary section of the funds’ prospectus.

Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

Louis Cucciniello, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2013.

The following information replaces the existing disclosure contained under the ”MANAGEMENT” sub-heading of the ”FUND DETAILS” section of the funds’ prospectus.

Pankaj Bhatnagar, PhD, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

●	Joined Deutsche Asset & Wealth Management in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

●	Portfolio Manager for the Quantitative Group: New York.

●	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Louis Cucciniello, Managing Director. Portfolio Manager of the fund. Joined the fund in 2013.

●	Global Co‐Head of Retirement and Hybrid Products and Member of Alternatives and Fund Solutions Executive Committee.

●	Joined Deutsche Asset & Wealth Management in 2013.

●	Formerly, Global Head of Multi‐Asset Trading at Deutsche Bank, London.

●
Joined Deutsche Bank in 2006 with 13 years of industry experience; previously served as Head of FX Options, Trading and Sales for non‐Japan Asia at JP Morgan Singapore, as an Emerging Markets and Commodities Trader and as an Analyst in the Market Risk Management Group at JP Morgan NY.

●	BS in Engineering Physics, Cornell University; MBA, University of Chicago.

Darwei Kung, Director. Portfolio Manager of the fund. Joined the fund in 2013.

●	Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

●	Portfolio Manager: New York.

●	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

May 20, 2014
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